SHARE CAPITAL AND SHAREBASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Stock Options

	Underlying Shares	Weighted Average Exercise Price (C$)

Stock options outstanding, January 1, 2019	2,917,500	$2.04
Granted	526,000	$0.79
Cancelled / Forfeited	(255,000)	$2.09
Expired	(550,000)	$1.90
Stock options outstanding, December 31, 2019	2,638,500	$1.82
Granted	1,700,000	$1.64
Exercised	(48,000)	$0.79
Cancelled / Forfeited	(807,500))	$1.70
Stock options outstanding, December 31, 2020	3,483,000	$1.77
Stock options exercisable, December 31, 2020	2,208,000	$1.85

Schedule of Stock Options Outsanding and Exercisable

		Outstanding		Exercisable
Expiry Date	Price (C$)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Remaining Contractual Life (Years)
September 2, 2021	$2.95	360,000	0.67	360,000	0.67
September 20, 2022	$1.98	880,000	1.72	880,000	1.72
August 28, 2023	$1.30	295,000	2.66	295,000	2.66
August 21, 2024	$0.79	248,000	3.64	248,000	3.64
August 4, 2025	$1.64	1,700,000	4.59	425,000	4.59
		3,483,000	3.23	2,208,000	2.44

Schedule of RSU Outstanding

	Underlying Shares	Weighted Average Price (C$)

RSUs outstanding, January 1, 2019	1,235,300	$1.62
Granted	1,730,500	$0.79
Exercised	(565,259)	$1.96
Cancelled / Forfeited	(27,666)	$1.35
RSUs outstanding, December 31, 2019	2,372,875	$0.94
Granted	1,481,000	$1.64
Exercised	(863,901)	$0.99
Cancelled / Forfeited	(115,974)	$1.00
RSUs outstanding, December 31, 2020	2,874,000	$1.28

The following table summarizes information about the RSUs outstanding at December 31, 2020:

Issuance Date	Price (C$)	Number of RSUs Outstanding
August 28, 2018	$1.31	288,000
August 21, 2019	$0.79	1,105,000
August 4, 2020	$1.64	1,481,000
		2,874,000

Schedule of fair value of options granted

	2020	2019
Weighted average assumptions:
Risk-free interest rate	0.30%	1.27%
Expected dividend yield	0%	0%
Expected option life (years)	5.00	5.00
Expected stock price volatility	66.09%	59.01%
Weighted average fair value at grant date	C$0.89	C$0.40

Schedule of Basic Earnings Per Share and Diluted Earnings Per Share

	2020	2019	2018
Net income (loss) for the year	$(7,482)	$(2,335)	$1,657
Basic weighted average number of shares outstanding	83,180,069	69,980,178	56,851,626
Effect of dilutive share options, warrants, and RSUs	-	-	3,149,011
Diluted weighted average number of shares outstanding	83,180,069	69,980,178	60,000,637
Basic earnings (loss) per share	$(0.09)	$(0.03)	$0.03
Diluted earnings (loss) per share	$(0.09)	$(0.03)	$0.03